Segment and Geographical Financial Information	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Segment Reporting [Abstract]
Segment and Geographical Financial Information

Note 12. Segment Financial Information

We operate and manage our business by distribution channel and have identified two reportable segments, as further described below. We considered both similar and dissimilar economic characteristics, internal reporting and management structures, as well as products, customers, and supply chain logistics to identify the following reportable segments:

•	Wholesale segment—consists of our operations to distribute products to premier department stores and specialty stores in the United States and select international markets.

•	Direct-to-consumer segment—consists of our operations to distribute products directly to the consumer through our branded full-price specialty retail stores, outlet stores, and e-commerce platform.

The accounting policies of our segments are consistent with those described in Note 1 to the audited Consolidated Financial Statements of Vince Holding Corp. for the year ended February 1, 2014 included in the 2013 Annual Report on Form 10-K filed with the SEC on April 4, 2014. Unallocated corporate expenses are comprised of selling, general, and administrative expenses attributable to corporate and administrative activities, and other charges that are not directly attributable to our operating segments. Unallocated corporate assets are comprised of capitalized deferred financing costs, the carrying values of our goodwill and unamortized trademark, debt and deferred tax assets, and other assets that will be utilized to generate revenue for both of our reportable segments.

Our wholesale segment sells apparel to our direct-to-consumer segment at cost. The wholesale intercompany sales of $2,030 and $2,426 have been excluded from the net sales totals presented below for the three months ended May 3, 2014 and May 4, 2013, respectively. Furthermore, as intercompany sales are sold at cost, no intercompany profit is reflected in operating income presented below.

Summary information for our operating segments is presented below (in thousands).

	Three months ended
	May 3, 2014	May 4, 2013
Net Sales
Wholesale	$37,322	$28,971
Direct-to-consumer	16,130	11,392

Total net sales	$53,452	$40,363

Operating Income
Wholesale	$13,078	$7,448
Direct-to-consumer	2,477	2,035

Subtotal	15,555	9,483
Unallocated expenses	(10,348)	(7,583)

Total operating income	$5,207	$1,900

Capital Expenditures
Wholesale	$90	$125
Direct-to-consumer	1,115	817
Unallocated corporate	133	—

Total capital expenditures	$1,338	$942

	May 3, 2014	February 1, 2014
Total Assets
Wholesale	$50,381	$78,122
Direct-to-consumer	23,395	24,169
Unallocated corporate	314,815	312,051

Total assets	$388,591	$414,342

Note 14. Segment and Geographical Financial Information

We operate and manage our business by distribution channel and have identified two reportable segments, as further described below. We considered both similar and dissimilar economic characteristics, internal reporting and management structures, as well as products, customers, and supply chain logistics to identify the following reportable segments:

•	Wholesale segment—consists of our operations to distribute products to premier department stores and specialty stores in the United States and select international markets.

•	Direct-to-consumer segment—consists of our operations to distribute products directly to the consumer through our branded full-price specialty retail stores, outlet stores, and e-commerce platform.

The accounting policies of our segments are consistent with those described in Note 1. Unallocated corporate expenses are comprised of selling, general, and administrative expenses attributable to corporate and administrative activities, and other charges that are not directly attributable to our operating segments. Unallocated corporate assets are comprised of capitalized deferred financing costs, the carrying values of our goodwill and unamortized trademark, debt and deferred tax assets, and other assets that will be utilized to generate revenue for both of our reportable segments.

Our wholesale segment sells apparel to our direct-to-consumer segment at cost. The wholesale intercompany sales of $16,916, $9,907, and $6,027 have been excluded from the net sales totals presented below for fiscal 2013, fiscal 2012, and fiscal 2011, respectively. Furthermore, as intercompany sales are sold at cost, no intercompany profit is reflected in operating income presented below.

Summary information for our operating segments is presented below (in thousands).

	Fiscal Year
	2013	2012	2011
Net Sales
Wholesale	$229,114	$203,107	$151,921
Direct-to-consumer	59,056	37,245	23,334

Total net sales	$288,170	$240,352	$175,255

Operating Income
Wholesale	$81,822	$72,913	$62,635
Direct-to-consumer	10,435	4,465	559

Subtotal	92,957	77,378	63,194
Unallocated expenses	(42,904)	(36,442)	(20,277)

Total operating income	$49,353	$40,936	42,917

Capital Expenditures
Wholesale	$1,832	$459	$146
Direct-to-consumer	8,241	1,362	1,304

Total capital expenditures	$10,073	$1,821	$1,450

	February 1, 2014	February 2, 2013
Total Assets
Wholesale	$78,122	$60,627
Direct-to-consumer	24,169	14,679
Unallocated corporate	312,051	165,986
Discontinued operations	—	200,832

Total assets	$414,342	$442,124

Sales results are presented on a geographic basis below, in thousands. We predominately operate within the U.S. and sell our products in 47 countries either directly to premier department and specialty stores, or through distribution relationships with highly-regarded international partners with exclusive rights to certain territories. Sales are presented based on customer location. Substantially all long-lived assets, including property, plant and equipment and fixtures installed at our retailer sites, are located in the U.S.

	2013	2012	2011
Domestic	$265,622	$221,632	$159,932
International	22,548	18,720	15,323

Total net sales	$288,170	$240,352	$175,255